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State Street Corp.
Legal Services Department
P.O. Box 5049
Boston, MA 02206-5049

March 11, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

Re: The Munder Funds, Inc. (the "Company") on behalf of the Munder Multi-Season Growth Fund (File No. 333-102994)

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") please accept this letter as certification that the Proxy Statement/Prospectus and the Statement of Additional Information each dated March 10, 2003 and the Proxy Card, do not differ from those contained in the Company's Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 (the "Amendment"). The Amendment was filed electronically via EDGAR on March 7, 2003 (Accession #0000950131-03-001199).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
---------------------
Francine S. Hayes
Counsel

cc:    S. Shenkenberg
       M. West
       J. Kanter